Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2019 shares
Numerator:
Net loss	¥ (2,297,650)	$ (322,999)	¥ (616,966)
Less: Net loss attributable to noncontrolling interests	(28,497)	$ (4,006)	0
Net loss attributable to ordinary shareholders of Li Auto Inc. | ¥	¥ (2,269,153)		¥ (616,966)
Denominator:
Weighted average ordinary shares outstanding-basic	1,936,947,462	1,936,947,462	1,829,434,693
Weighted average ordinary shares outstanding-diluted	1,936,947,462	1,936,947,462	1,829,434,693	255,000,000
Basic net loss per share attributable to ordinary shareholders of Li Auto Inc. | (per share)	¥ (1.17)	$ (0.16)	¥ (0.34)
Diluted net loss per share attributable to ordinary shareholders of Li Auto Inc. | (per share)	¥ (1.17)	$ (0.16)	¥ (0.34)